As filed with the Securities and Exchange Commission on August 30, 1999


                                                      Registration No. 33-80784
                                                              File No. 811-08484
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /X/

                    Pre-Effective Amendment No.                     / /


                   Post-Effective Amendment No. 15                  /X/


           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                      /X/


                                Amendment No. 18                    /X/


                        (Check appropriate box or boxes)

                           MENTOR INSTITUTIONAL TRUST
               (Exact name of registrant as specified in charter)

                                  P.O. Box 1357
                            Richmond, Virginia 23286
                    (Address of principal executive offices)

        Registrant's Telephone Number, including Area Code (804) 782-3647
                                 ---------------

                           PAUL F. COSTELLO, President
                              901 East Byrd Street
                            Richmond, Virginia 23219
                     (Name and address of agent for service)
                                -----------------

                                    Copy to:
                           TIMOTHY W. DIGGINS, Esquire
                                  ROPES & GRAY
                             One International Place
                           Boston, Massachusetts 02110
                                 --------------

It is proposed that this filing will become effective (check appropriate box):


 [ ] immediately upon filing pursuant to paragraph (b)


 [ ] on March 1, 1999 pursuant to paragraph (b)


 [ ] 60 days after filing pursuant to paragraph (a)


 [X] on October 31, 1999 pursuant to paragraph (a)(1)



 [ ] 75 days after filing pursuant to paragraph (a)(2)

 [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


      PARTS A AND B OF THIS POST-EFFECTIVE AMENDMENT RELATE SOLELY TO THE SNAP FUND. NO INFORMATION RELATING TO ANY OTHER SERIES OF THE REGISTRANT IS AMENDED OR SUPERSEDED HEREBY.

PROSPECTUS                                                     OCTOBER ___, 1999










                                    SNAP FUND




                            EVERGREEN FAMILY OF FUNDS








THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE YOU INVEST. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR INVESTMENT RECORDS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Contents

FUND SUMMARY......................................................................................................1
         I.  Objective, Principal Investment Strategies, and Principal Risks......................................1
                           Objective..............................................................................1
                           Principal Investment Strategies........................................................1
                           Principal Risks........................................................................1
         II.  Performance Information, Fees, and Expenses.........................................................2
                           Performance Information................................................................2
                           Fees and Expenses......................................................................3
         III.  Other Investment Strategies and Risks..............................................................4

GENERAL INFORMATION...............................................................................................6
         Integration with Evergreen Family of Funds...............................................................6
         Year 2000 Issues.........................................................................................6

HOW TO PARTICIPATE IN THE FUND....................................................................................7
         Pricing of Fund Shares...................................................................................7
         Purchasing Shares........................................................................................7
         Redeeming Shares.........................................................................................7
         Redemptions by Check.....................................................................................8

FUND DISTRIBUTIONS AND TAXES......................................................................................8
         Distributions............................................................................................8
         Taxes....................................................................................................9

FINANCIAL HIGHLIGHTS..............................................................................................9

                                  FUND SUMMARY

I.  OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS.

         OBJECTIVE. SNAP Fund seeks as high a rate of current income as Mentor Investment Advisors, LLC, the Fund's investment adviser ("Mentor Advisors"), believes is consistent with preservation of capital and maintenance of liquidity.

         PRINCIPAL INVESTMENT STRATEGIES. The Fund attempts to maximize yields, consistent with its investment objective, by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Fund may also invest to take advantage of what Mentor Advisors believes to be temporary disparities in yields either in those segments of the securities markets in which the Fund invests or among particular instruments within those segments.

         The Fund follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful. The Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than one year.

         In order to meet its investment objective, the Fund will invest in a portfolio of high-quality short-term instruments consisting of any or all of the following: U.S. Government securities; high quality debt instruments of the Commonwealth of Virginia, and obligations of any county, city, town, district, authority, or other public body of the Commonwealth of Virginia; high quality obligations of any other state or of any county, city, town, district located in any other state; bankers' acceptances issued by a bank organized in the U.S. or a foreign bank with an agency domiciled in the U.S.; certificates of deposit and interest bearing time deposits of U.S. banks or U.S. branches of foreign banks if the issuer has outstanding short-term debt obligations rated not lower than P-1 by Moody's Investors Service, Inc. and A-1 by Standard & Poor's Ratings Services; prime commercial paper consisting of high quality, short-term obligations issued by banks, corporations, and other issuers organized under U.S. law; other high-quality, short-term obligations of corporate issuers; and repurchase agreements with respect to U.S. Government securities.

         PRINCIPAL RISKS. While money market funds are designed to be relatively low risk investments, they are not entirely free of risk. The main risks that could adversely affect the value of the Fund's shares and the total return on your investment include:


o INTEREST RATE RISK. The value of bonds and other debt instruments generally rise and fall in response to changes in interest rates. The values of the Fund's investments in such securities can be expected to vary inversely to the changes in prevailing interest rates. Thus, as market interest rates rise, there is a risk that the value of the Funds investments in debt instruments may fall. Interest rate risk is generally lower for investments with short maturities, and the short-term nature of money market investments is designed to reduce interest rate risk.


o CREDIT RISK. The values of many of the Fund's investments, including debt instruments and repurchase agreements, may depend in part on the credit quality of issuers and counterparties. While the Fund invests only in high-quality debt instruments and transacts with parties which Mentor Advisors believes to be of high creditworthiness, there is always a risk that issuers and counterparties may be unable or unwilling to honor their obligations to the Fund.

         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

II.  PERFORMANCE INFORMATION, FEES, AND EXPENSES.

         PERFORMANCE INFORMATION. The following information provides some indication of the Fund's risks. The bar chart shows changes in the Fund's performance for the last three calendar years. The table following the bar chart compares the Fund's performance to that of the Donoghue First Tier Taxable Institutional Average. The Fund's past performance is not an indication of future performance.

                           CALENDAR YEAR TOTAL RETURNS

         [plot points]
         1998                                   5.62%
         1997                                   5.63%
         1996                                   ____%

         The return for the calendar quarter ended 9/30/99 was ____%. During the periods shown in the bar chart, the highest return for a quarter was 1.45% (quarter ending 12/97), and the lowest return for a quarter was 1.33% (quarters ending 3/97; 12/98).

                          AVERAGE ANNUAL TOTAL RETURNS
                     (for periods ending December 31, 1998)

      -------------------------------- --------------------- -------------------

                                          PAST ONE YEAR       SINCE INCEPTION
                                                                  (7/24/95)
      -------------------------------- --------------------- -------------------

       SNAP FUND                               5.62%                5.53%
      -------------------------------- --------------------- -------------------


         FEES AND EXPENSES. The information in the expense table below is designed to give you an idea of what you should expect to pay in expenses as an investor in the Fund. Shares of the Fund are currently being offered to investors through the Commonwealth of Virginia State Non-Arbitrage Program (the "SNAP Program"). Only expenses incurred by the Fund are reflected in the table and Example below; other expenses incurred by the SNAP Program, or by participants in the SNAP Program, are not reflected.


SHAREHOLDER FEES (fees paid directly from your investment)

                    None

ANNUAL FUND EXPENSES (expenses deducted from Fund assets)                     (as a % of average net assets)

                    Management Fee                                                                     0.09

                    Other Expenses                                                                     0.03

                    Total Annual Operating Expenses                                                    0.12

                    Fee Waiver(1)                                                                      0.01

                    NET ANNUAL OPERATING EXPENSES                                                      0.11


         The EXAMPLES below translate the "Total Annual Operating Expenses" shown in the preceding table into dollar amounts. This allows you to more easily compare the costs of investing in the Fund with those of other mutual funds. The example assumes that you invested $10,000 in the Fund for the time periods indicated, reinvested all distributions, and earned a hypothetical 5% annual return.

         Investors should keep in mind that the examples are for comparison purposes only. The Fund's actual performance and expenses may be higher or lower. Expenses are based on the Fund's last fiscal year.


EXAMPLES            YEAR

                    1(2)                              $  11

                    3                                 $  39

                    5                                 $  68

                    10                                $ 154

(1) Mentor Advisors has agreed to waive a portion of its management fee so that, through June 30, 2000, the Fund will pay a management fee, calculated daily, at an annual rate as follows: for the first $1 billion of assets under management,
 .08% of the average daily net assets in the Fund; for the next $1 billion under management, .06% of the average daily net assets in the Fund; and for any amounts over $2 billion under management, .04% of the average daily net assets in the Fund. [Mentor Advisors has agreed to waive an additional amount of its management fee for that period in an amount equal to .01% of the average net assets of certain other accounts managed by Mentor Advisors in connection with the SNAP Program.]

(2) Reflects fee waiver in effect through June 30, 2000.

III.  OTHER INVESTMENT STRATEGIES AND RISKS

         This Section provides greater detail with regard to the Fund's principal investment strategies and risks that are summarized in Section I. The Fund may change its investment objective without shareholder approval.

         The Fund will invest only in high quality money market instruments and other U.S. dollar-denominated instruments of issuers that Mentor Advisors believes present minimal credit risk. With regard to certificates of deposit and time deposits, this means that the Fund will only invest where the issuer has outstanding short-term debt obligations rated not lower than P-1 by Moody's A-1 by Standard & Poor's. The Fund will only invest in commercial paper or other short-term obligations with a similar rating and will only invest in other obligations rated AAA or AA by Standard & Poor's and Aaa or Aa by Moody's. All rating will be evaluated at the time of the investment by the Fund.

         The Fund will not purchase securities of any issuer (other than U.S. Government securities) if, immediately thereafter, more than 5% of the Fund's total assets would be invested in securities of that issuer (or 1% of the Fund's total assets, or $1 million, whichever is greater, if the securities of such issuer owned by the Fund are not rated in the highest rating category by a nationally recognized statistical rating organization), nor will the Fund make an investment in commercial paper if, immediately thereafter, more than 35% of its total assets would be invested in commercial paper. All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


         The Fund will not lend money, other than by investment in the instruments described above and through entry into repurchase agreements, nor will it borrow money or pledge, hypothecate, or mortgage its assets. The Fund will not invest in securities of an issuer if any employee of the Fund or Mentor Advisors (or, to the knowledge of the Fund or Mentor Advisors, any affiliated person of the Fund or Mentor Advisors) is an officer or director of that issuer or holds 10% of the outstanding voting securities of that issuer, unless the investment is approved or ratified by the Trustees.

         The Fund's investment strategies may involve the following risks:

         o INTEREST RATE RISK AND CREDIT RISK. Fixed-income debt securities such as bonds and notes are obligations of the issuer to make payments of principal and/or interest on future dates. The values of the Fund's investments in such securities can be expected to vary inversely to changes in prevailing interest rates. For example, as market interest rates rise, the Fund's fixed-income debt security investments are likely to be worth less. This risk is generally greater for debt securities with longer maturities. Fixed income investments also carry the risk that the issuer or the guarantor of a security will be unable or unwilling to make timely principal and/or interest payments, or otherwise to honor its obligations.

         o VARIABLE OR FLOATING-RATE SECURITIES INVESTMENT RISK. Variable or floating-rate securities bear interest at rates subject to periodic adjustment or provide for periodic recovery of principal on demand. The value of the Fund's investment in certain of these securities may depend on the Fund's right to demand that a specified bank, broker-dealer, or other financial institution either purchase such securities from the Fund at par or make payment on short notice to the Fund of unpaid principal and/or interest on the securities. These securities are subject to the risk that the financial institution in question may be unable or unwilling to make timely payments, or otherwise to honor its obligations.

         o REPURCHASE AGREEMENT INVESTMENT RISK. Although the Fund will enter into repurchase agreements with respect to U.S. Government securities only with commercial banks having assets of more than $1 billion and with "primary dealers" in U.S. Government securities, the value of such investments may be diminished in the case of the default, insolvency, or bankruptcy of the Fund's counter-party to the agreement. Mentor Advisors will monitor repurchase agreement transactions to ensure that they will be full collateralized at all times. Nevertheless, the Fund bears a risk of loss if its counterparty defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the Fund's counterparty should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the counter-party's estate.

         o GENERAL RISKS. Consistent with its investment objective, and in consideration of liquidity and the preservation of capital, the Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Because the Fund is an open-end fund, its shareholders have the right to redeem their shares in the Fund at any time. Withdrawals by shareholders could require the sale of portfolio investments by the Fund at a time when such a sale might not otherwise be desirable.

                               GENERAL INFORMATION

         INVESTMENT ADVISER. The Trustees of Mentor Institutional Trust, a Massachusetts business trust of which the Fund is a series of shares, are responsible for generally overseeing the conduct of the Fund's business. The Trustees have hired Mentor Investment Advisors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, to act as investment adviser to the Fund. Mentor Advisors is an affiliate of First Union National Bank; Mentor Advisors and other affiliates of First Union National Bank serve as investment advisers to the Evergreen Family of Funds, and currently have over $[ ] billion in assets under management.

         Subject to the general oversight of the Trustees, Mentor Advisors manages the Fund's portfolio in accordance with the stated policies of the Fund, makes investment decisions for the Fund, and places the purchase and sale orders for the Fund's portfolio transactions. A team of investment professionals manages the Fund for Mentor Advisors. For the fiscal year ended June 30, 1999, the Fund paid Mentor Advisors an aggregate fee, accrued daily and paid monthly, of .08% of the Fund's average net assets.

         INTEGRATION WITH EVERGREEN FAMILY OF FUNDS. At a special meeting of shareholders held in October 1999, shareholders [approved] a conversion of the Fund from a series of Mentor Institutional Trust, into a series of Evergreen Select Money Market Trust, a Delaware business trust. This change was proposed in connection with efforts to integrate the Mentor Family of Funds and the Evergreen Family of Funds, both of which are managed by affiliates of First Union National Bank.

         YEAR 2000 ISSUES. The Fund receives services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.

                         HOW TO PARTICIPATE IN THE FUND

         PRICING OF FUND SHARES. The Fund offers its shares continuously at a price of $1.00 per share. Shares of the Fund are sold at the net asset value next determined after a purchase order is received by the Fund from the SNAP Program. The Fund determines its net asset value twice each day the New York Stock Exchange is open, at 12:00 noon and as of the close of the Exchange. The Fund's investments are valued at amortized cost according to Securities and Exchange Commission Rule 2a-7. The Fund will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

         PURCHASING SHARES. Shares of the Fund are currently being offered only to participants in the Commonwealth of Virginia State Non-Arbitrage Program (the "SNAP Program"). Participants in the SNAP Program wishing to purchase shares of the Fund should consult the Information Statement of the SNAP Program, as it may be amended from time to time (the "Information Statement"), or should contact the SNAP Program directly, for information as to the procedures they should follow in order to purchase shares of the Fund through the Program.

         All Fund shares owned beneficially by participants in the SNAP Program are owned of record by the Treasury Board, an agency of the Commonwealth of Virginia, for the benefit of participants. Because the Treasury Board will be the record owner of all shares of the Fund owned beneficially by SNAP Program participants, a Program participant should follow the procedures described in the Information Statement to ensure that all instructions as to any investment by it in the Fund -- including instructions as to the purchase or sale of shares of the Fund -- are timely carried out by the SNAP Program.

         In the interest of economy and convenience, the Fund will not issue certificates for its shares except at the shareholder's request.

         Because the Fund seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Fund at Wachovia Bank. A participant in the SNAP Program wishing to invest in the Fund must ensure that Wachovia Bank, as Depository for the SNAP Program, receives Same Day Funds at or prior to the time the participant wishes to invest in the Fund.

         REDEEMING SHARES. Shares of the Fund may be redeemed on any day when the New York Stock Exchange is open. Redemptions will be effected at the net asset value per share of the Fund next determined after receipt of the redemption request in good order. Shares redeemed at the Fund's 12:00 noon price do not earn the income dividend declared on the day of redemption. Participants should consult the Information Statement or contact the SNAP Program directly to ensure that all necessary steps are taken to effect the timely redemption of their shares. Under unusual circumstances, the Fund may suspend repurchases, or postpone payment for more than seven days, as permitted by federal securities laws.

         The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trustees determine it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities.

         If shares of the Fund to be redeemed represent an investment made by check, the Fund reserves the right not to transmit the redemption proceeds to the shareholder until the check has been collected which may take up to 15 days after the purchase date.

         REDEMPTIONS BY CHECK. SNAP Program participants may elect to have a special checking account with Wachovia Bank. Checks may be drawn on the account for any amount. Upon receipt of a completed signature card, Wachovia Bank will provide the participant with a supply of checks which can be drawn on the account. Additional supplies of checks are available, upon request. When a check is presented to Wachovia Bank, a number of shares in the Fund owned beneficially by the check writer will be redeemed in order to pay the full amount of the check.

         Redemption by check is not appropriate for a complete liquidation of an account. If the amount of a redemption check is greater than the value of the shares owned beneficially by the check writer, the check will be returned to the depositor due to an insufficient account balance. The check writing privilege may be suspended at any time.

                          FUND DISTRIBUTIONS AND TAXES

         DISTRIBUTIONS. The Fund declares all of its net interest income as a distribution on each day the New York Stock Exchange is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders who purchase shares of the Fund as of 12:00 noon on any day will receive the dividend declared by the Fund for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the day after the Fund accepts their order. The Fund's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day.

         Dividends for any month will be paid on the last day of that month (or, if that day is not a business day, on the preceding business day), except that the Fund's schedule for payment of dividends during the month of December may be adjusted to assist in the Fund's tax reporting and distribution requirements. All distributions will be reinvested automatically in Fund shares as of the payment date, unless the shareholder instructs the Fund to pay out distributions to it in cash. Since the net income of the Fund is declared as dividend income each time it is determined, the net asset value per share of the Fund normally remains at $1 per share immediately after each determination and dividend declaration.

         TAXES. The Fund intends to qualify as a "regulated investment company" for federal income tax purposes to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund will distribute substantially all of its net investment income and capital gain net income on a current basis. Distributions from the Fund will be taxable to a shareholder whether received in cash or additional shares. Such distributions that are designated as capital gains distributions will be taxable as such, regardless of how long Fund shares are held, while other taxable distributions will be taxed as ordinary income. Loss on the sale of Fund shares held for less than six months will be treated as a long term capital loss to the extent of any capital gain distribution received with respect to such shares. Early in each year, the Fund will notify shareholders of the amount and tax status of distributions paid to the shareholders by the Fund for the preceding year.

         The Fund will not be responsible for determining whether income or gains from any investment by the Fund will be excludable from the income of participants in the SNAP Program for tax purposes, or will otherwise be subject to or exempt from taxation under federal or state law or be subject to rebate by participants under federal law.

         The foregoing is a summary of certain federal income tax consequences of investing in the Fund. Shareholders should consult with their tax advisers for more information concerning the federal, state, and local tax consequences of investing in, redeeming, or exchanging Fund shares.

                              FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand the Fund's financial performance for the past four years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG Peat Marwick LLP. KPMG Peat Marwick LLP's report and the Fund's financial statements are included in the Fund's annual report, which is available upon request.

[FINANCIAL HIGHLIGHTS TABLE]

                                  [Back Cover]

                                    SNAP FUND
                  P.O. BOX 1357, RICHMOND, VIRGINIA 23286-0109
                                 (800) 570-SNAP




         The Fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Fund's annual report discusses the market conditions and investment strategies that significantly affected its performance during its last fiscal year. You may obtain free copies of these materials, request other information about the Fund, or make shareholder inquiries by calling Mentor Investment Group, LLC at 1-800-570-SNAP.

         You may review and copy information about the Fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Fund on the Commission's Internet site at HTTP://WWW.SEC.GOV. You may obtain copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Fund's file number under the Investment Company Act, which is 811-08484.

                                   SNAP FUND

                                   FORM N-1A
                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION


                               October   , 1999

     SNAP Fund (the "Fund") is a series of shares of beneficial interest of Mentor Institutional Trust (the "Trust"), a series investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Fund dated October , 1999. A copy of the prospectus can be obtained upon request made to Mentor Investment Group, LLC ("Mentor") at P.O. Box 1357, Richmond, Virginia 23286-0109, or by calling Mentor at 1-800-570-SNAP.

     Certain disclosure has been incorporated by reference from the Fund's annual report, a free copy of which can be obtained by calling Mentor Services Company at 1-800-570-SNAP.



                               TABLE OF CONTENTS




CAPTION                                              PAGE
-------------------------------------------------   -----
General .........................................     2
Investment Restrictions .........................     2
Management of the Trust .........................     4
Principal Holders of Securities .................     7
Investment Advisory and Other Services ..........     7
Brokerage .......................................     9
Determination of Net Asset Value ................    10
Tax Status ......................................    12
Independent Accountants .........................    13
Custodian .......................................    13
Performance Information .........................    13
Shareholder Liability ...........................    14
Ratings .........................................    14
Financial Statements ............................    15

                                    GENERAL

     Mentor Institutional Trust (the "Trust") is a Massachusetts business trust organized on February 8, 1994 as IMG Institutional Trust. The Trust's name was changed to Mentor Institutional Trust as of June 20, 1995. The Fund is a series of shares of the Trust. The Fund is a diversified, open-end money-market fund. It commenced operations as a registered investment company on July 24, 1995.

     The Trust is a series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into five series, one representing the Fund, the others representing other funds with varying investment objectives and policies. Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Fund are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.



                            INVESTMENT RESTRICTIONS

     As fundamental investment restrictions, which may not be changed with respect to the Fund without approval by the holders of a majority of the outstanding shares of the Fund, the Fund may not:

       1. Purchase any security (other than U.S. Government securities) if as a result: (i) as to 75% of the Fund's total assets, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Fund's total assets would be invested in a single industry, except that the Fund may invest up to 100% of its assets in securities of issuers in the banking industry.

       2. Acquire more than 10% of the voting securities of any issuer.

       3. Act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

       4. Issue any class of securities which is senior to the Fund's shares of beneficial interest.

       5. Purchase or sell securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments in connection with transactions in futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.)

       6. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate or real estate limited partnership interests. (For purposes of this restriction, investments by the Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

       7. Borrow money in excess of 5% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes.

       8. Pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 15% of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by these investment restrictions.

       9. Purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, options on futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions.


       10. Make loans, except by purchase of debt obligations or other instruments in which the Fund may invest consistent with its investment policies or by entering into repurchase agreements.


     In addition, it is contrary to the current policy of the Fund, which policy may be changed without shareholder approval, to:

       1. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 10% of the Fund's net assets (taken at current value) would then be invested in securities described in (a), (b), and (c).

       2. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition.

     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a prospectus with respect to the Fund, the other investment policies described in this Statement or in a prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change the Fund's investment objective without shareholder approval.

     The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                            MANAGEMENT OF THE TRUST


     The Trustees of the Trust are responsible for the general oversignt of the Fund's business. The following table provides biographical information with respect to each Trustee and officer of the Trust. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.





                                 POSITION HELD
NAME AND ADDRESS AND AGE         WITH THE TRUST      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------- ------------------- --------------------------------------------------------
*Daniel J. Ludeman (41)          Chairman; Trustee   President and COO Elect, First Union Securities;
c/o Mentor Institutional Trust                       Chairman and Chief Executive Officer, Mentor
901 E. Byrd Street                                   Investment Group, LLC; Director, Wheat, First
Richmond, VA 23219                                   Securities, Inc.; Managing Director, Wheat First
                                                     Butcher Singer, Inc.; Chairman and Director, Mentor
                                                     Income Fund, Inc. and America's Utility Fund, Inc.;
                                                     Chairman and Trustee, Mentor Variable Investment
                                                     Portfolios, Mentor Funds, and Cash Resource Trust.

Louis W. Moelchert, Jr. (57)     Trustee             Vice President for Investments, University of
University of Richmond                               Richmond; Trustee, Mentor Funds, Mentor Variable
Richmond, VA 23173                                   Investment Portfolios, and Cash Resource Trust;
                                                     Director, America's Utility Fund, Inc. and Mentor
                                                     Income Fund, Inc.

Thomas F. Keller (67)            Trustee             R.J. Reynolds Industries Professor of Business
c/o Mentor Institutional Trust                       Administration and Former Dean of Fuqua School of
901 E. Byrd Street                                   Business, Duke University; Director of LADD
Richmond, VA 23219                                   Furniture, Inc., Wendy's International, Inc., American
                                                     Business Products, Inc. Dimon, Inc., and Biogen, Inc.;
                                                     Director of Nations Balanced Target Maturity Fund, Inc.,
                                                     Nations Government Income Term Trust 2003, Inc., Nations
                                                     Government Income Term Trust 2004, Inc., Hatteras Income
                                                     Securities, Inc., Nations Institutional Reserves, Nations
                                                     Fund Trust, Nations Fund, Inc., Nations Fund Portfolios,
                                                     Inc., and Nations LifeGoal Funds, Inc. Trustee, Mentor
                                                     Funds, Mentor Variable Investment Portfolios, and
                                                     Cash Resource Trust; Director, Mentor Income
                                                     Fund, Inc. and America's Utility Fund, Inc.

Arnold H. Dreyfuss (70)          Trustee             Chairman, Eskimo Pie Corp.; formerly, Chairman and
P.O. Box 18156                                       Chief Executive Officer, Hamilton Beach/Proctor-Silex,
Richmond, VA 23226                                   Inc.; Trustee, Mentor Funds, and Cash Resource Trust,
                                                     and Mentor Variable Investment Portfolios; Director,
                                                     America's Utility Fund, Inc. and Mentor Income Fund,
                                                     Inc.

Troy A. Peery, Jr. (52)          Trustee             Trustee, Mentor Funds, Cash Resource Trust, and
Heilig-Meyers Company                                Mentor Variable Investment Portfolios; Director,
2235 Staples Mill Road                               America's Utility Fund, Inc. and Mentor Income Fund,
Richmond, VA 23230                                   Inc; formerly, President, Heilig-Meyers Company.

                                 POSITION HELD
NAME AND ADDRESS AND AGE         WITH THE TRUST   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------- ---------------- -------------------------------------------------------
*Peter J. Quinn, Jr. (38)        Trustee          Head of Retail Branch System Elect, First Union
c/o Mentor Institutional Trust                    Securities; formerly, President, Mentor Distributors,
901 E. Byrd Street                                LLC; Managing Director, Mentor Investment Group,
Richmond, VA 23219                                LLC and Wheat First Butcher Singer, Inc.; formerly,
                                                  Senior Vice President/Director of Mutual Funds, Wheat
                                                  First Butcher Singer, Inc.; Trustee, Mentor Funds and
                                                  Cash Resource Trust; Director, America's Utility Fund,
                                                  Inc. and Mentor Income Fund, Inc.

Arch T. Allen, III (58)          Trustee          Attorney at law, Raleigh, North Carolina; Trustee,
c/o Mentor Institutional Trust                    Mentor Funds, Cash Resource Trust, and Mentor
901 E. Byrd Street                                Variable Investment Portfolios; Director, Mentor
Richmond, VA 23219                                Income Fund, Inc. and America's Utility Fund, Inc.;
                                                  formerly, Vice Chancellor for Development and
                                                  University Relations, University of North Carolina at
                                                  Chapel Hill.

Weston E. Edwards (64)           Trustee          President, Weston Edwards & Associates; Trustee,
c/o Mentor Institutional Trust                    Mentor Funds, Cash Resource Trust, and Mentor
901 E. Byrd Street                                Variable Investment Portfolios; Director, Mentor
Richmond, VA 23219                                Income Fund, Inc. and America's Utility Fund, Inc.;
                                                  Founder and Chairman, The Housing Roundtable;
                                                  formerly, President, Smart Mortgage Access, Inc.

Jerry R. Barrentine (64)         Trustee          President, J.R. Barrentine & Associates; Trustee,
c/o Mentor Institutional Trust                    Mentor Funds, Cash Resource Trust, and Mentor
901 E. Byrd Street                                Variable Investment Portfolios; Director, Mentor
Richmond, VA 23219                                Income Fund, Inc. and America's Utility Fund, Inc.;
                                                  formerly, Executive Vice President and Chief Financial
                                                  Officer, Barclays/American Mortgage Director
                                                  Corporation; Managing Partner, Barrentine Lott &
                                                  Associates.

J. Garnett Nelson (59)           Trustee          Consultant, Mid-Atlantic Holdings, LLC; Trustee,
c/o Mentor Institutional Trust                    Mentor Funds, Cash Resource Trust, and Mentor
901 E. Byrd Street                                Variable Investment Portfolios; Director, Mentor
Richmond, VA 23219                                Income Fund, Inc., America's Utility Fund, Inc., GE
                                                  Investment Funds, Inc., and Lawyers Title Corporation;
                                                  Member, Investment Advisory Committee, Virginia Retirement
                                                  System; formerly, Senior Vice President, The Life Insurance
                                                  Company of Virginia.

                                 POSITION HELD
NAME AND ADDRESS AND AGE         WITH THE TRUST   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------- ---------------- ------------------------------------------------------
Paul F. Costello (38)            President        Chief Administrative Officer Elect, First Union
c/o Mentor Institutional Trust                    Securities; Managing Director, Mentor Investment
901 E. Byrd Street                                Group, LLC, Wheat First Butcher Singer, Inc., and
Richmond, VA 23219                                Mentor Investment Advisors, LLC; President, Mentor
                                                  Income Fund, Inc., America's Utility Fund, Inc., Mentor
                                                  Funds, Cash Resource Trust, and Mentor Variable Investment
                                                  Portfolios; Director, Mentor Perpetual Advisors, LLC and
                                                  Mentor Trust Company.

Michael Wade (32)                Treasurer        Vice President and Assistant Treasurer, Mentor
c/o Mentor Institutional Trust                    Investment Group, LLC; Assistant Treasurer, Cash
901 E. Byrd Street                                Resource Trust, Mentor Income Fund, Inc., Mentor
Richmond, VA 23219                                Funds, and America's Utility Fund, Inc.; formerly,
                                                  Senior Accountant, Wheat First Butcher Singer, Inc.

Michael H. Koonce (39)           Secretary        Senior Vice President and Assistant General Counsel,
c/o Mentor Institutional Trust                    First Union Corporation; former Senior Vice President
901 E. Byrd Street                                and General Counsel, Colonial Management
Richmond, VA 23219                                Associates, Inc.



     The table below shows the fees paid to each Trustee by the Trust for the current fiscal year and the fees paid to each Trustee by all funds in the Mentor family (including the Trust) during the 1998 calendar year.





                                                                  TOTAL COMPENSATION
                                     AGGREGATE COMPENSATION     FROM ALL COMPLEX FUNDS
             TRUSTEES                    FROM THE TRUST               (26 FUNDS)
---------------------------------   ------------------------   -----------------------
Daniel J. Ludeman ...............              $0                      $     0
Arnold H. Dreyfuss ..............              $0                      $32,000
Thomas F. Keller ................              $0                      $32,000
Louis W. Moelchert, Jr. .........              $0                      $32,000
Troy A. Peery, Jr. ..............              $0                      $40,000
Peter Quinn+ ....................              $0                      $     0
Arch Allen III+ .................              $0                      $32,000
Weston E. Edwards+ ..............              $0                      $40,000
Jerry R. Barrentine+ ............              $0                      $42,000
J. Garnett Nelson+ ..............              $0                      $35,000


----------
+ Elected Trustee December 22, 1997

     The Trustees do not receive pension or retirement benefits from the Trust.


     The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the

Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


                        PRINCIPAL HOLDERS OF SECURITIES


     As of , the officers and Trustees of the Trust owned as a group less than one percent of the outstanding shares of the Fund. To the knowledge of the Fund, no person owned beneficially more than 5% of the outstanding shares of the Fund as of that date, except as follows:




       Commonwealth of Virginia                           Percentage of Ownership:   %
       Department of Treasury
       P.O. Box 1879
       Richmond, VA 23218-1879

       City of Chesapeake                                 Percentage of Ownership:   %
       P.O. Box 15245
       Chesapeake, VA 23328-5245

       County of Chesterfield                             Percentage of Ownership:   %
       P.O. Box 70
       Chesterfield, VA 23832

       County of Arlington                                Percentage of Ownership:   %
       Office of the Treasurer
       31 Court House Plaza
       Arlington, VA 22216-0530

       Medical College of Virginia Hospital Authority     Percentage of Ownership:   %
       P.O. Box 980152
       Richmond, VA 23298-0152

       Virginia Port Authority                            Percentage of Ownership:   %
       600 World Trade
       Norfolk, VA 23510-1617


                    INVESTMENT ADVISORY AND OTHER SERVICES

     Mentor Investment Advisors, LLC ("Mentor Advisors") acts as investment adviser to the Fund pursuant to a Management Contract with the Trust. Subject to the supervision and direction of the Trustees, Mentor Advisors, as investment adviser, manages the Fund's portfolio in accordance with the stated policies of the Fund and of the Trust. Mentor Advisors makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions. Mentor Advisors bears all expenses in connection with the performance of its services. In addition, Mentor Advisors pays the salaries of all officers and employees who are employed by it and the Trust.

     Until November 1, 1996, Commonwealth Investment Counsel, Inc. served as investment advisor to the Fund. On that date, Commonwealth Investment Counsel, Inc. was reorganized as Mentor Investment Advisors, LLC, which thereupon became investment advisor to the Fund.


     Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") and its affiliates. Mentor Investment Group is in turn a wholly owned subsidiary of First Union National

Bank ("First Union"). First Union is a leading financial services company with approximately $172 billion in assets and $ billion in total stockholders' equity
as of           , 1999.

     As compensation for Mentor Advisor's services, the fund pays a fee, accrued daily and paid monthly, at the following annual rate: .09% of the first $500 million of average net assets; .08% of the next $250 million; .07% of the next $250 million; .06% of the next $250 million; and .05% of any amount over $1.25 billion. Mentor Advisors has agreed to waive a portion of its management fee so that, through June 30, 2000, the Fund will pay a management fee, calculated daily, at an annual rate as follows: for the first $1 billion of assets under management, .08% of the average daily net assets in the Fund; for the next $1 billion under management, .06% of the average daily net assets in the Fund; and for any amounts over $2 billion under management, .04% of the average daily net assets in the Fund.

     For the fiscal years ended June 30, 1999, June 30, 1998, and June 30, 1997, the Fund paid Mentor Advisors $869,858, $837,768, and $784,372, respectively, pursuant to the Management Contract.


     Mentor Advisors provides the Trust on behalf of the Fund with investment officers who are authorized to execute purchases and sales of securities. Investment decisions for the Fund and for the other investment advisory clients of Mentor Advisors and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Mentor Advisors' opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. Mentor Advisors employs professional staffs of portfolio managers who draw upon a variety of resources for research information for the Fund.

     The proceeds received by the Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of the Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more series of the Trust, including the Fund, may be allocated in proportion to the net asset values of the respective series except where allocations of direct expenses can otherwise be fairly made.

     Expenses incurred in the operation of the Fund or otherwise allocated to the Fund, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer, Inc. and subsidiaries, SEC fees and related expenses, state Blue Sky notification and filing fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters, are borne by the Fund.

     The Management Contract entered into by the Trust in respect of the Fund is subject to annual approval commencing in 2000 by (i) the Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Mentor Advisors, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Contract is terminable without penalty, on not more than sixty days' notice and not less than thirty days' notice, by the Trustees, by vote of the holders of a majority of the Fund's shares, or by Mentor Advisors, as applicable.


     Mentor Distributors, LLC, 3435 Stelzer Road, Columbus, Ohio 43219, is the distributor for the Fund. Mentor Distributors is a wholly owned subsidiary of BISYS Fund Services, Inc.

     Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, serves as transfer agent and dividend disbursing and shareholder servicing agent to the Fund pursuant to an agreement dated June 9, 1999. Under the terms of the agreement, the Fund pays ESC annual fees as compensation for its services as follows:





  ANNUAL FEE        ANNUAL FEE
   PER OPEN         PER CLOSED
    ACCOUNT          ACCOUNT*
--------------   ---------------
  $25.50              $9.00



 *Closed accounts are maintained on the system in order to faciliate historical and tax information.

     Evergreen Investment Services, Inc. ("EIS"), 200 Berkeley Street, Boston, Massachusetts 02116, serves as Administrator to the Fund pursuant to an agreement dated June 9, 1999. Under the terms of the agreement, EIS provides administrative services to the funds within the Mentor Family of Funds, but does not receive a fee from the SNAP Fund.



                                   BROKERAGE

     Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by the Fund will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Fund would not ordinarily pay significant brokerage commissions with respect to securities transactions.

     Mentor Advisors places all orders for the purchase and sale of portfolio investments for the Fund and buys and sells investments for the Fund through a substantial number of brokers and dealers. Mentor Advisors seeks the best overall terms available for the Fund, except to the extent Mentor Advisors may be permitted to pay higher brokerage commissions as described below. In doing so, Mentor Advisors, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")), from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Mentor Advisors receives brokerage and research services and other similar services from many broker-dealers with which it places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services, and personal computers utilized by Mentor Advisors' managers and analysts. Where the services referred to above are not used exclusively by Mentor Advisors for research purposes, Mentor Advisors, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to Mentor Advisors and its affiliates in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund.

     As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Mentor Advisors may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Mentor Advisors an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Mentor Advisors' authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Mentor Advisors does not currently intend to cause the Fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Mentor Advisors will use its best efforts to obtain the best overall terms available with respect to such transactions, as described above.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to such other policies as the Trustees may determine, Mentor Advisors may consider sales of shares of the Fund (and, if permitted by law, of other Mentor funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.


                       DETERMINATION OF NET ASSET VALUE

     The Trust determines net asset value per share of the Fund twice each day the New York Stock Exchange (the "Exchange") is open, once at 12:00 noon and again at the close of regular trading on the New York Stock Exchange. Currently, the Exchange is closed Saturdays, Sundays, and the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving, and Christmas.

     The valuation of the Fund's portfolio securities is based upon amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share, despite minor shifts in the market value of its portfolio securities. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based on market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply on a day when the use of amortized cost by the Fund resulted in a higher aggregate portfolio value. However, as a result of certain procedures adopted by the Trust, the Trust believes any difference will normally be minimal.

     The valuation of the Fund's portfolio instruments at amortized cost is permitted in accordance with Securities and Exchange Commission Rule 2a-7 and certain procedures adopted by the Trustees. Under these procedures, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. These procedures include review of the Fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Fund's net asset value calculated by using readily available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation may result in material dilution or is otherwise unfair to existing shareholders, they will take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

     Since the net income of the Fund is declared as a dividend each time it is determined, the net asset value per share of the Fund remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of the Fund in the shareholder's account on the last day of each month (or, if that day is not a business day, on the preceding business day). It is expected that the Fund's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of the Fund determined at any time is a negative amount, the Fund will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend by the Fund (either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued dividends, the Fund will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by its investment in the Fund.

     Should the Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.


                                  TAX STATUS

     The Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to federal income tax on any of its net investment income or net capital gains that are distributed to shareholders. As a series of Massachusetts business trust, the Fund will not under present law be subject to any excise or income taxes in Massachusetts.

     In order to qualify as a "regulated investment company," the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, the Fund must in general distribute annually at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To satisfy these requirements, the Fund may engage in investment techniques that affect the amount, timing, and character of its income and distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     The Fund is required to withhold 31% of all income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Fund shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom the Fund is notified that the shareholder has under reported income in the past, or who fails to certify to the Fund that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification.


     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state, local, foreign, and other taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local, or foreign taxes. The foregoing discussion relates solely to U.S. federal income tax law.



                            INDEPENDENT ACCOUNTANTS

     KPMG Peat Marwick LLP, located at 99 High Street, Boston, Massachusetts 02110, are the Trust's independent auditors, providing audit services, tax return review, and other tax consulting services. The audited financial statements incorporated by reference into the Statement of Additional Information have been so incorporated in reliance upon the report of KPMG Peat Marwick LLP, the independent auditors, given on the authority of said firm as experts in auditing and accounting.


                                   CUSTODIAN


     The custodian of the Fund, Wachovia Bank, is located at 1021 East Cary Street, P.O. Box 27602, Richmond, Virginia 23261. Its responsibilities include generally safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.



                            PERFORMANCE INFORMATION


     The yield of the Fund is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The Fund's effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result. Based on the seven-day period ended June 30, 1999, the Fund's yield was 4.94% its effective yield was 5.06%.

     All data for the Fund is based on past performance and does not predict future results. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. The Fund's yield does not reflect any expenses incurred by the Commonwealth of Virginia State Non-Arbitrage Program, through which shares of the Fund are currently being offered (the "SNAP Program"), or by participants in the SNAP program.



                             SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.



                                    RATINGS


A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

 o liquidity ratios are adequate to meet cash requirements;

 o long-term senior debt is rated "A" or better;

 o the issuer has access to at least two additional channels of borrowing;

 o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

 o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

 o the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:


 o evaluation of the management of the issuer;

 o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

 o evaluation of the issuer's products in relation to competition and customer acceptance;

 o liquidity;

 o amount and quality of long-term debt;

 o trend of earnings over a period of ten years;

 o financial strength of parent company and the relationships which exist with the issuer; and

 o recognition by the management of obligations which may be present or may arise as a result of public inter est questions and preparations to meet such obligations.


                             FINANCIAL STATEMENTS


     The Independent Auditors' Report, financial highlights, and financial statements in respect of the Fund included in the Annual Report of the Fund for the fiscal year ended June 30, 1999 and filed electronically on Form N-30D
under the Investment Company Act of 1940, as amended, on             (File No.
811-08484, Accession No.                 ), are incorporated herein by
reference.

PART C.  OTHER INFORMATION

Item 23. Exhibits

     (a)
         (1) - Agreement and Declaration of Trust.1 (2) - Amendment to Agreement and Declaration of Trust.4
     (b)     - Bylaws.1
     (c)
         (1) - Form of certificate representing shares of beneficial interest for each of the Portfolios.1
         (2) - Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights.1
         (3) - Portions of Bylaws Relating to Shareholders' Rights.1

     (d)
         (1) - Form of Management  Contract (Fixed-Income,
               U.S. Government Cash Management Portfolio).14
         (2) - Form of Management  Contract (SNAP Fund).13
         (3) - Form of Management  Contract (International Portfolio). 14


     (e) (1) - Form of Distribution Agreement.14

     (f)     - Inapplicable.
     (g)
         (1) - Form of Custody Agreement.1 (16) - Form of Custody Agreement (SNAP Fund).5 (3) - Form of Transfer Agency and Services Agreement. 16

     (h) (1) - Form of Administration Agreement.16

     (i)     - Opinion of counsel, including consent.3

     (j) (1) - Consent of Independent Accountants (SNAP Fund).13 (2) - Consent of Independent Accountants.15

     (k)     - Inapplicable.
     (l)     - Inapplicable.

     (m) - Form of Plan of Distribution pursuant to Rule 12b-1 (International Portfolio).12



     (o)     - Form of Rule 18f-3 Plan.9


     (p)       Power of Attorney.14


     1 Incorporated herein by reference to the Registrant's initial Registration Statement on Form N-1A under the Investment Company Act of 1940 filed on April 15, 1994.

     2 Incorporated herein by reference to Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on June 28, 1994.

     3 Incorporated herein by reference to Amendment No. 2 to the Registrant's Registration Statement on Form N-1A filed on November 18, 1994.

     4 Incorporated herein by reference to Amendment No. 4 to the Registrant's Registration Statement on Form N-1A filed on July 3, 1995.

     5 Incorporated herein by reference to Amendment No. 5 to the Registrant's Registration Statement on Form N-1A filed on July 24, 1995.

     6 Incorporated herein by reference to Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed on September 5, 1995.

     7 Incorporated herein by reference to Amendment No. 8 to the Registrant's Registration Statement on Form N-1A filed on March 11, 1996.

     8 Incorporated herein by reference to Amendment No. 9 to Registrant's Registration Statement on Form N-1A filed on May 24, 1996.

     9 Incorporated herein by reference to Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on July 3, 1996.

    10 Incorporated by reference to Amendment No. 12 to Registrant's Registration Statement on Form N1-A filed on January 2, 1997.

    11 Incorporated berein by reference to Amendment No. 13 to Registrant's Registration Statement on Form N-1A filed on October 10, 1997.

    12 Incorporated herein by reference to Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed January 30, 1998.

    13 Incorporated herein by reference to Amendment No. 15. to Registrant's Registration Statement on Form N-1A filed filed October 30, 1998.


    14 Incorporated herein by reference to Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed on December 31, 1998.

    15 Incorporated herein by reference to Amendment No. 17 to Registrant's Registration Statement on Form N-1A filed on March 1, 1999.

    16   Filed herewith.







Item 24. Persons Controlled by or Under Common Control with Registrant

            None.

Item 25.  Indemnification

     The information required by this item is incorporated herein by reference from the Registrant's Initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-8484).

Item 26. Business and Other Connections of Investment Adviser


(a) The following is additional information with respect to the directors and officers of Mentor Investment Advisors, LLC:


                                                           BUSINESS, PROFESSION,
                               POSITION WITH               VOCATION OR EMPLOYMENT
         NAME               INVESTMENT ADVISER        DURING THE PAST TWO FISCAL YEARS

John G. Davenport            Managing Director        Managing Director,
                                                      Mentor Investment
                                   Group, LLC.


Paul F. Costello             Managing Director        Managing Director,
                                                      Mentor Investment Group,
                                                      LLC; President, Mentor
                                                      Funds, Mentor
                                                      Institutional Trust, Cash
                                                      Resource Trust, Mentor
                                                      Income Fund, Inc.; and
                                                      America's Utility Fund,
                                                      Inc.; Senior Vice
                                                      President, Mentor
                                                      Distributors, LLC;
                                                      Managing Director, Mentor
                                                      Perpetual Advisors, LLC.


Theodore W. Price            Managing Director        Managing Director,
                                                      Mentor Investment
                                   Group, LLC.

P. Michael Jones             Managing Director        Managing Director,
                                                      Mentor Investment
                                   Group, LLC.

Peter J. Quinn, Jr.          Managing Director        Managing Director,
                                                      Mentor Investment
                                   Group, LLC.


                                      -3-



Daniel J. Ludeman            Chairman                 Chairman and Chief
                                                      Executive Officer,
                                                      Mentor Investment
                                   Group, LLC.

Karen H. Wimbish             Managing Director        Managing Director,
                                                      Mentor Investment
                                   Group, LLC.



Michael A. Wade              Treasurer and            Vice President, Mentor
                             Controller               Investment Group, L.L.C.

Michael H. Koonce            Secretary





         (b) The following is additional information with respect to Mentor Perpetual Advisors, LLC, the investment adviser to the Mentor Perpetual International Portfolio:





                                                       Other Substantial
                            Position with the          Business, Profession,
Name                        Investment Advisor         Vocation or Employment
Scott A. McGlashan          President                  Director, Perpetual
                                                       Portfolio Management
                                    Limited.

Martyn Arbib                Managing Director          Chairman, Perpetual
                                                       Portfolio Management
                                    Limited.

Roger C. Cormick            Managing Director          Deputy Chairman -
                                                       Marketing, Perpetual
                                                       Portfolio Management
                                    Limited.


Paul F. Costello            Managing Director          Managing Director, Mentor
                                                       Investment Group, LLC
                                                       and Mentor Investment
                                                       Advisors, LLC; President,
                                                       Mentor Funds, Mentor
                                                       Institutional
                                                       Trust, Cash Resource
                                                       Trust, Mentor Income
                                                       Fund, Inc., and America's
                                                       Utility Fund, Inc.;
                                                       Senior Vice President,
                                                       Mentor Distributors, LLC.

Daniel J. Ludeman           Managing Director          Chairman and Chief
                                                       Executive Officer,
                                                       Mentor Investment
                                                       Group, LLC; Director,
                                                       Wheat First Securities,
                                                       Inc.; Managing Director,
                                                       Wheat First Butcher
                                                       Singer, Inc.

David S. Mossop             Managing Director          Director, Perpetual
                                                       Portfolio Management
                                     Limited

Peter J. Quinn, Jr.         Managing Director          Managing Director,
                                                       Mentor Investment
                                   Group, LLC.

Roderick A. Smyth           Managing Director          Managing Director,
                                                       Mentor Investment
                                   Group, LLC.


* The address of Mentor Investment Group, LLC, Wheat, First Securities, Inc.,
Wheat First Butcher Singer, Inc., Mentor Funds, Mentor Income Fund, Inc., Mentor
Investment Advisors, LLC, and Mentor Perpetual Advisors, LLC is 901 East Byrd
Street, Richmond, VA 23219. The address of Ryland Capital Management, Inc. and
RAC Income Fund, Inc. is 11000 Broken Land Parkway, Columbia, MD 21044. The address of Perpetual Portfolio Management Limited is 48 Hart Street,
Henley-on-Thames, Oxon, England, RG92AZ.


                                      -6-

Item 27. Principal Underwriters

     (a) Mentor Distributors, LLC, the Fund's principal underwriter, acts as principal underwriter for the following investment companies:


          The Mentor Funds
             o Mentor Growth Portfolio
             o Mentor Short-Duration Income Portfolio o Mentor Balanced Portfolio o Mentor Capital Growth Portfolio o Mentor Perpetual Global Portfolio o Mentor High Income Portfolio o Mentor Income and Growth Portfolio o Mentor Quality Income Portfolio o Mentor Municipal Income Portfolio o Mentor U.S. Government Money Market Portfolio o Mentor Money Market Portfolio o Mentor Tax-Exempt Money Market Portfolio


          Cash Resource Trust
             o Cash Resource Money Market Fund
             o Cash Resource U.S. Government Money Market Fund
             o Cash Resource Tax-Exempt Money Market Fund
             o Cash Resource California Tax-Exempt Money Market Fund
             o Cash Resource New York Tax-Exempt Money Market Fund

          Mentor Institutional Trust
             o Mentor U.S. Government Cash Management Portfolio
             o Mentor Fixed-Income Portfolio
             o Mentor Perpetual International Portfolio

          Mentor Investment Group
             o Mentor Income Fund
             o America's Utility Fund

          Mentor Variable Investment Portfolios o Mentor VIP Growth Portfolio o
             Mentor VIP Strategy Portfolio o Mentor VIP Balanced Portfolio o Mentor VIP Capital Growth Portfolio o Mentor VIP Perpetual International Portfolio

     (b) Information concerning officers of Mentor Distributors, LLC:

                                            -10-


Name And Principal        Positions And Offices      Positions And Offices
Business Address*           With Underwriter           With Registrant
-----------------         --------------------       ---------------------
  Lynn Mangum                  Chairman                  Inapplicable
  D'Ray Moore                  President                 Inapplicable
  Dennis Sheehan               Executive Vice President  Inapplicable
  William J. Tomko             Senior Vice President     Inapplicable
  Mark J. Rybarczyk            Senior Vice President     Inapplicable
  Kevin J. Dell                Vice President and        Inapplicable
                                  Secretary
  Michael D. Burns             Vice President            Inapplicable
  David Blackmore              Vice President            Inapplicable
  Robert L. Tuch               Assistant Secretary       Inapplicable
  Steven Ludwig                Compliance Officer        Inapplicable

*Principal Address for all Officers:
   BISYS Fund Services, Inc.
   3435 Stelzer Road
   Columbus, Ohio 43219-8000


     (c)  Inapplicable.



Item 28.       Location of Accounts and Records

               Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Secretary, Geoffrey B. Sale, Registrant's custodians, Investors Fiduciary Trust Company ("IFTC") (all Portfolios other than SNAP Fund), and Wachovia Bank (SNAP Fund only), and Registrant's transfer agents, State Street Bank and Trust Company (through Boston Financial Data Services, Inc. ("BFDS")) (all Portfolios other than SNAP Fund), and Wachovia

Bank (SNAP Fund only). The address of the Secretary is 901 East Byrd Street, Richmond, Virginia, 23219. The address of BFDS is 2 Heritage Drive, North Quincy, Massachusetts 02171. The address of IFTC is 127 West 10th Street, Kansas City, Missouri, 64105. The address of Wachovia Bank is 1021 East Cary Street, P.O. Box 27602, Richmond, Virginia 23261.

Item 29.       Management Services

               None.

Item 30.       Undertakings

(a) The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request are without change.


(b) The undersigned Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding voting securities and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.


                                     NOTICE

               A copy of the Agreement and Declaration of Trust of Mentor Institutional Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on behalf of the undersigned, thereunto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on this 27th day of August, 1999.







                                                     MENTOR INSTITUTIONAL TRUST



                                                        By: /s/ PAUL F. COSTELLO
                                                            Paul F. Costello
                                                            Title:  President

              Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the dates indicated.



         SIGNATURE                         TITLE                                 DATE
                *
- --------------------------------           Trustee                         August 27, 1999
Arnold H. Dreyfuss

                *
- --------------------------------           Trustee                         August 27, 1999
Thomas F. Keller


                *                            Trustee                         August 27, 1999
- --------------------------------
Daniel J. Ludeman


                *                            Trustee                         August 27, 1999
- --------------------------------
Louis W. Moelchert, Jr.


                                                -9-



             *                               Trustee                         August 27, 1999
- ---------------------------------
Troy A. Peery, Jr.

             *                               Trustee                         August 27, 1999
- ---------------------------------
Peter J. Quinn, Jr.

             *                               Trustee                         August 27, 1999
- ---------------------------------
Arch T. Allen, III


             *                               Trustee                         August 27, 1999
- ---------------------------------
Weston E. Edwards


             *                               Trustee                         August 27, 1999
-----------------------------------
Jerry R. Barrentine


             *                               Trustee                         August 27, 1999
-----------------------------------
J. Garnett Nelson



/s/ PAUL F. COSTELLO                         President                       August 27, 1999
-----------------------------
Paul F. Costello                             (Principal  Executive Officer)



/s/ MICHAEL A. WADE                          Treasurer                       August 27, 1999
----------------------------
Michael A. Wade                              (Principal Financial and
                                              Accounting Officer)


*By /s/ PAUL F. COSTELLO                                                     August 27, 1999
   ----------------------
       Paul F. Costello
       Attorney-in-Fact



                                 EXHIBIT INDEX





          (g) (1)  Form of Custody Agreement
          (g) (3)  Form of Transfer Agency and Services Agreement
          (h)      Form of Administration Agreement